Note 11 - Share-based Compensation - Nonemployee Stock Option Valuation Assumptions (Details) - Non-employee Stock Options [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	2.80%	2.25%	1.60%
Volatility	78.00%	81.00%	89.00%
Expected term (Year)	7 years 219 days	8 years 219 days	9 years 219 days
Maximum [Member]
Risk-free interest rate	2.95%	2.40%	2.42%
Volatility	85.00%	87.00%	91.00%
Expected term (Year)	8 years 292 days	9 years 292 days	9 years 328 days